PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Schedule of movement in property and equipment
The following table summarizes the movement in the net book value of property and equipment for the six-month period ended June 30:

	2024	2023

Balance as of January 1	2,921	2,848

Additions	397	378
Disposals	(22)	(12)
Divestment and reclassification as held for sale	(63)	—
Depreciation	(267)	(261)
(Impairment) / reversal of impairment	(1)	13
Currency translation	(95)	(240)
Other	(2)	—

Balance as of June 30	2,868	2,726